Income Tax Expense (Benefit) (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Expense (Credit) [Abstract]
Schedule of Income Tax Benefit
	Year ended December 31,
	2022	2023	2024
	USD’000	USD’000	USD’000
PRC Enterprise Income Tax Expense
Current year	219	83	38
Deferred tax	(131)	(201)	(123)
	88	(118)	(85)

Schedule of Profit Before Taxation at Applicable Tax Rates

A reconciliation between income tax expense (benefit) and profit before taxation at applicable tax rates is set out below:

	Year ended December 31,
	2022	2023	2024
	USD’000	USD’000	USD’000
Profit before taxation	11,941	11,383	2,003

Taxation at the applicable tax rate	3,024	2,898	597
Tax effect of preferential tax rates for tea plantation in the PRC	(3,268)	(3,132)	(1,023)
Tax effect of non-deductible expenses	289	159	221
Tax effect of tax losses unrecognized	43	—	95
(Over) under-provision in prior year	—	(43)	25
Income tax expense (benefit)	88	(118)	(85)